New Accounting Pronouncements - Schedule of Unaudited Impact of Adoption of New Revenue Recognition Standard and Impact of ASU on Condensed Consolidated Statement of Operations (Detail) - USD ($)
$ / shares in Units, $ in Millions
		3 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Revenues
Net sales		$ 6,300	$ 5,290	[1]
Finance, interest and other income		473	495	[1]
Total Revenues		6,773	5,785	[1]
Costs and Expenses
Cost of goods sold		5,256	4,482	[1]
Selling, general and administrative expenses		590	539	[1]
Research and development expenses		227	191	[1]
Restructuring expenses		3	12	[1]
Interest expense		200	219	[1]
Other, net		251	263	[1]
Total Costs and Expenses		6,527	5,706	[1]
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates		246	79	[1]
Income tax (expense)		63	51	[1]
Equity in income of unconsolidated subsidiaries and affiliates		19	18	[1]
Net income	[2]	202	46	[1],[3]
Net income attributable to noncontrolling interests		6	3	[1]
Net income attributable to CNH Industrial N.V.		$ 196	$ 43	[1]
Earnings per share attributable to common shareholders
Basic		$ 0.14	$ 0.03	[1]
Diluted		$ 0.14	$ 0.03	[1]
Accounting Standards Update 2014-09 [Member]
Costs and Expenses
Net income			$ (3)
Adjustment Due to Adoption of ASC 606 [Member] | Accounting Standards Update 2014-09 [Member]
Revenues
Net sales			(94)
Finance, interest and other income			198
Total Revenues			104
Costs and Expenses
Cost of goods sold			(12)
Other, net			116
Total Costs and Expenses			104
Income tax (expense)			3
Net income			(3)
Net income attributable to CNH Industrial N.V.			(3)
AS Previously Report [Member]
Revenues
Net sales			5,384
Finance, interest and other income			297
Total Revenues			5,681
Costs and Expenses
Cost of goods sold			4,497
Selling, general and administrative expenses			542
Research and development expenses			191
Restructuring expenses			12
Interest expense			219
Other, net			141
Total Costs and Expenses			5,602
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates			79
Income tax (expense)			48
Equity in income of unconsolidated subsidiaries and affiliates			18
Net income			49
Net income attributable to noncontrolling interests			3
Net income attributable to CNH Industrial N.V.			$ 46
Earnings per share attributable to common shareholders
Basic			$ 0.03
Diluted			$ 0.03
Adjustment Due to Adoption of New Accounting Pronouncements [Member] | Due to ASU 2017-07 [Member]
Costs and Expenses
Cost of goods sold			$ (3)
Selling, general and administrative expenses			(3)
Other, net			$ 6

[1]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).
[2]	For Industrial Activities, net income (loss) net of “Results from intersegment investments”.
[3]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).